As filed with the Securities and Exchange Commission on March 27, 2009
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑	Post-Effective Amendment No. 16
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	Amendment No. 19
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. James D. Dondero
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. R. Joseph Dougherty	Gregory D. Sheehan, Esq.
c/o Highland Capital Management, L.P.	Ropes & Gray LLP
NexBank Tower	One International Place
13455 Noel Road, Suite 800	Boston, Massachusetts 02110-2624
Dallas, Texas 75240
It is proposed that this filing be effective:
☐	Immediately upon filing pursuant to paragraph (b)

☑	On April 27, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Parts A, B and C to the Highland Funds I (the “Registrant”) Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 13 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October 17, 2008 (the “Post-Effective Amendment”) are incorporated herein by reference.
The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate April 27, 2009 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on October 17, 2008, which contains the Class A and C Share Prospectus, the Class Z Share Prospectus and the Statement of Additional Information describing Highland Financial Services Fund, a series of the Registrant. The Post-Effective Amendment was initially scheduled to become effective on December 31, 2008 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 15 filed pursuant to Rule 485(b)(1)(iii) under the Securities Act on February 27, 2009 solely to designate March 27, 2009 as a new effective date for Post-Effective Amendment No. 10. This Post-Effective Amendment No. 16 is intended to amend and supersede Post-Effective Amendment Nos. 13, 14 and 15. This post-effective amendment, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 10 and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, has duly caused this Post-Effective Amendment No. 16 under the Securities Act and Amendment No. 19 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 27th day of March, 2009.

HIGHLAND FUNDS I

By	/s/ R. Joseph Dougherty*

R. Joseph Dougherty
President and Chief Executive Officer
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to the Registration Statement has been signed on March 27, 2009 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer

/s/ Timothy K. Hui* Timothy K. Hui	Trustee

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee

/s/ James F. Leary* James F. Leary	Trustee

/s/ Bryan A. Ward* Bryan A. Ward	Trustee

/s/ M. Jason Blackburn M. Jason Blackburn	Chief Financial Officer (Principal Accounting Officer) Treasurer and Secretary

*By:	/s/ M. Jason Blackburn M. Jason Blackburn
Attorney-in-Fact
March 27, 2009